SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments
Silver	$ 14,030	$ 17,259	$ 20,159
Copper	13,953	12,996	8,227
Gold	10,326	9,866	10,131
Penalties, treatment costs and refining charges	(6,563)	(6,005)	(5,158)
Total revenue from mining operations	$ 31,746	$ 34,116	$ 33,359